STOCK-BASED COMPENSATION - Summary of Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	286,554	142,925
Granted (in shares)	179,731	189,104
Forfeited (in shares)	(45,655)	(24,918)
Vested and issued (in shares)	(21,449)	(20,557)
Units outstanding - ending (in shares)	399,181	286,554
RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	322,925	186,971
Granted (in shares)	154,754	158,757
Forfeited (in shares)	(60,660)	(20,377)
Vested and issued (in shares)	(25,396)	(2,426)
Units outstanding - ending (in shares)	391,623	322,925